SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Apr. 30, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Accordingly, actual results could differ from those estimates.

Financial Statement Reclassification

Financial Statement Reclassification

Certain prior year amounts within accounts payable, accrued expenses, and certain operating expenses have been reclassified for consistency with the current year presentation and had no effect on the Company’s balance sheet, net loss, shareholders’ deficit or cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The majority of payments due from banks for credit card transactions process within 24 to 48 hours and are accordingly classified as cash and cash equivalents.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable are non-interest bearing trade receivables resulting from the sale of products and payable over terms ranging from 15 to 60 days. The Company provides an allowance for doubtful accounts at the point when collection is considered doubtful. Once all collection efforts have been exhausted, the Company charges-off the receivable with the allowance for doubtful accounts. The Company recorded $40,000 and $209,690 in allowance for doubtful accounts for the years ended April 30, 2024 and 2023.

Inventory

Inventory

Inventory is valued at the lower of the cost (determined principally on a first-in, first-out basis) or net realizable value. The Company’s valuation of inventory includes inventory reserves for inventory that will be sold below cost and the impact of inventory shrink. Inventory reserves are based on historical information and assumptions about future demand and inventory shrink trends. The Company’s inventory as of April 30, 2024 and April 30, 2023 consisted of the following:

	April 30, 2024	April 30, 2023
Finished Goods	$995,533	$1,509,985
Component/Replacement Parts	770,737	1,712,553
Capitalized Duty/Freight	26,171	517,228
Inventory Reserve	(183,245)	(550,000)
Total	$1,609,196	$3,189,766

Prepaid Inventory

Prepaid Inventory

Prepaid inventory represents inventory that is in-transit that has been paid for but not received from the Company’s third-party vendors. The Company typically prepays for the purchase of materials and receives the products within three months after making payments. The Company continuously monitors delivery from, and payments to, the vendors. If the Company has difficulty receiving products from a vendor, the Company would cease purchasing products from such vendors in future periods. The Company has not had difficulty receiving products during the reporting periods.

Property and equipment

Property and equipment

Property and equipment acquired through business combinations are stated at the estimated fair value at the date of the acquisition. Purchases of property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Expenditures that materially increase the useful life of the assets are capitalized. Ordinary repairs and maintenance are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, which is an average of 5 years.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains its cash in bank deposit accounts, the balances of which at times may exceed insured limits. The Company continually monitors its banking relationships and consequently has not experienced any losses in such accounts. While we may be exposed to credit risk, we consider the risk remote and do not expect that any such risk would result in a significant effect on our results of operations or financial condition. See Note 4 for further details on the Company’s concentration of credit risk as well as other risks and uncertainties.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue for their continuing operations in accordance with Accounting Standards Codification (“ASC”) 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. The Company recognizes revenue for its performance obligation associated with its contracts with customers at a point in time once products are shipped. Amounts collected from customers in advance of shipping products ordered are reflected as contract liabilities on the accompanying consolidated balance sheets. The Company’s standard terms are non-cancelable and do not provide for the right-of-return, other than for defective merchandise covered under the Company’s standard warranty. The Company has not historically experienced any significant returns or warranty issues.

The Company recognizes revenue under ASC 606, “Revenue from Contracts with Customers”. The core principle of this revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

Step 2: Identify the performance obligations in the contract

The Company’s customers are buying an integrated system. In evaluating whether the equipment is a separate performance obligation, the Company’s management considered the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). Because the Products and Services included in the customer’s contract are integrated and highly interdependent, and because they must work together to deliver the Solution, the Company has concluded that Products installed on customer’s premise and Services contracted for by the customer are generally not distinct within the context of the contract and, therefore, constitute a single, combined performance obligation.

Step 3: Determine the transaction price

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer includes predetermined fixed amounts, variable amounts, or both. The Company’s contracts do not include any rights of returns or refunds.

The Company collects each year’s service fees in advance and should therefore consider the existence of a significant financing component. However, due to the fact that the payments are provided for the service of a one-year term, the Company elected to apply the practical expedient under ASC 606 which exempts the adjustment of the consideration for the existence of a significant financing component when the period between the transfer of the services and the payment for such services is one year or less.

Step 4: Allocate the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”). The Company has identified a single performance obligation in the contract, and therefore, the allocation provisions under ASC 606 do not apply to the Company’s contracts.

Step 5: Recognize revenue when the Company satisfies a performance obligation

Revenues for the Company’s single, combined performance obligation are recognized on a straight-line basis over the customer’s contract term, which is the period in which the parties to the contract have enforceable rights and obligations (Typically 3-4 years).

Business Combinations

Business Combinations

Upon acquisition of a company, we determine if the transaction is a business combination, which is accounted for using the acquisition method of accounting. Under the acquisition method, once control is obtained of a business, the assets acquired, and liabilities assumed, are recorded at fair value. We use our best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. The determination of the fair values is based on estimates and judgments made by management. Our estimates of fair value are based upon assumptions we believe to be reasonable, but which are inherently uncertain and unpredictable. Measurement period adjustments are reflected at the time identified, up through the conclusion of the measurement period, which is the time at which all information for determination of the values of assets acquired and liabilities assumed is received and is not to exceed one year from the acquisition date. We may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Company elected to apply pushdown accounting to all entities acquired.

Additionally, uncertain tax positions and tax-related valuation allowances are initially recorded in connection with a business combination as of the acquisition date. We continue to collect information and reevaluate these estimates and assumptions periodically and record any adjustments to preliminary estimates to goodwill, provided we are within the measurement period. If outside of the measurement period, any subsequent adjustments are recorded to the consolidated statement of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value of financial and non-financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities

Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 - Unobservable pricing inputs in the market

Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. Our assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their categorization within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investments and accounts payable. The carrying amount of these financial instruments approximates fair value due to their short-term maturity.

The Company’s contingent consideration in connection with the acquisition of Gameface was calculated using Level 3 inputs. The fair value of contingent consideration as of April 30, 2024 and 2023 was $0 and $418,455, respectively.

The Company estimates the fair value of its intangible assets using Level 3 assumptions, primarily based on the income approach utilizing the discounted cash flow method.

The investment, at cost of $16,500,000 and $0 as of April 30, 2024 and 2023 have been classified using level 3 inputs.

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the year ended April 30, 2024:

Note derivative is related to	April 30, 2024 balance	(Gain) loss for the year ended April 30, 2024
8/6/21 warrants	$4,898	$(97,026)
6/17/22 underwriter warrants	535	(5,996)
9/30/22 warrants issued with common stock	-	(16,484,486)
1/6/2023 warrants issued with note payable	-	(2,720,053)
10/11/2023 warrants issued with note payable	-	(46,909)
12/7/2023 warrants issued with note payable	-	11,718,858
Total	$5,433	$(7,635,612)

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the year ended April 30, 2023:

Note derivative is related to	April 30, 2023 ending balance	(Gain) loss for the year ended April 30, 2023
4/11/21 profit guaranty	$1,456,854	$395,304
8/6/21 convertible notes	101,924	(2,611,410)
6/17/22 underwriter warrants	6,531	(57,951)
Other derivative liabilities eliminated in uplist	-	(1,604,413)
9/30/22 warrants issued with common stock	6,109,559	(6,170,728)
1/6/2023 warrants issued with note payable	2,814,738	(900,819)
Total	$10,489,606	$(10,950,017)

The Company also recognized derivative expense of $14,119,784 and 8,995,962 at inception on the issuance dates of the derivative instruments for the years ended April 30, 2024 and 2023, respectively. The Black-Scholes option pricing model assumptions for the derivative liabilities during the years ended April 30, 2024 and 2023 consisted of the following:

	Year Ended April 30, 2024	Year Ended April 30, 2023
Expected life in years	2.5 -10 years	3.25-10 years
Stock price volatility	150%	50 - 150%
Risk free interest rate	4.08-5.37%	2.90%-4.34%
Expected dividends	0%	0%

Refer to Note 10 and Note 11 for more information regarding the derivative instruments.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Accounting for Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized.

Intangible Assets

Intangible Assets

Intangible assets relate to the “Slinger” technology trademark, which the Company purchased on November 10, 2020. The Company also acquired intangible assets as a part of the Gameface acquisition. These intangible assets include tradenames, internally developed software, and customer relationships. The acquired intangible assets are amortized based on the estimated present value of cash flows of each class of intangible assets in order to determine their economic useful life. All intangible assets acquired with the PlaySight transaction are included in discontinued operations. Refer to Note 6 for more information.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360-10, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. Factors which could trigger impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, a significant decrease in the market value of the assets or significant negative industry or economic trends. When such factors and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. If those net undiscounted cash flows do not exceed the carrying amount, impairment, if any, is based on the excess of the carrying amount over the fair value based on the market value or discounted expected cash flows of those assets and is recorded in the period in which the determination is made. There was impairment of long-lived assets identified during the year ended April 30, 2024 and 2023 in our continuing operations. Refer to Note 6 for more information.

Goodwill

Goodwill

The Company accounts for goodwill in accordance with ASC 350, Intangibles - Goodwill and Other (“ASC 350”). ASC 350 requires that goodwill not be amortized, but reviewed for impairment if impairment indicators arise and, at a minimum, annually. The Company records goodwill as the excess purchase price over assets acquired and includes any work force acquired as goodwill. Goodwill is evaluated for impairment on an annual basis.

With the adoption of the ASU 2017-04, which eliminates the second step of the goodwill impairment test, the Company tests impairment of goodwill in one step. In this step, the Company compares the fair value of each reporting unit with goodwill to its carrying value. The Company determines the fair value of its reporting units with goodwill using a combination of a discounted cash flow and a market value approach. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, the Company will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that reporting unit, goodwill is not impaired and the Company will not record an impairment charge.

The Company impaired all goodwill as of April 30, 2023.

Share-Based Payment

Share-Based Payment

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (ASC 718). Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, which is the vesting period.

Warrants

Warrants

The Company grants warrants to key employees and executives as compensation on a discretionary basis. The Company also grants warrants in connection with certain note payable agreements and other key arrangements. The Company is required to estimate the fair value of share-based awards on the measurement date and recognize as expense that value of the portion of the award that is ultimately expected to vest over the requisite service period. Warrants granted in connection with ongoing arrangements are more fully described in Note 11 and Note 14.

The warrants granted during the years ended April 30, 2024 and 2023 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	Year Ended April 30, 2024	Year Ended April 30, 2023
Expected life in years	5-10 years	5 - 10 years
Stock price volatility	150%	50% - 150%
Risk free interest rate	4.59%	2.50% - 4.68%
Expected dividends	0%	0%

Foreign Currency Translation

Foreign Currency Translation

Our functional currency is the U.S. dollar. The functional currency of our foreign operations, generally, is the respective local currency for each foreign subsidiary. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date. Our consolidated statements of comprehensive loss are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is recorded as a component of accumulated other comprehensive loss in shareholders’ equity. Realized and unrealized transaction gains and losses generated by transactions denominated in a currency different from the functional currency of the applicable entity are recorded in other income (loss) in the period in which they occur.

Earnings Per Share

Earnings Per Share

Basic earnings per share are calculated by dividing income available to shareholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are computed using the weighted average number of common and dilutive common share equivalents outstanding during the period.

All common stock equivalents such as shares to be issued for the conversion of notes payable and warrants were excluded from the calculation of diluted earnings per share as the effect is antidilutive. As a result, the basic and diluted earnings per share are the same for each of the periods presented.